Capital structure and financial items - Financial assets and liabilities - Fair Value Measurement Hierarchy (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	kr 13,867	kr 12,567
Total financial liabilities at fair value	734	2,024
Active market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	846	649
Total financial liabilities at fair value	0	0
Directly or indirectly observable market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	188	204
Total financial liabilities at fair value	734	2,024
Not based on observable market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	12,833	11,714
Total financial liabilities at fair value	kr 0	kr 0